Reconciliation of Financial Statements to Form 5500 - Reconciliation of changes in net assets (Details) - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in net assets
Net increase in net assets available for benefits per the financial statements	$ 93,653,531	$ 72,084,206
Adjustment for deemed loans	11,945	(75,686)
Adjustment for participant and employer contributions	(321,896)	(650,374)
Net increase in net assets available for benefits per Form 5500	$ 93,343,580	$ 71,358,146